Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2022 PHP (₱)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 81		₱ 48
Other financial assets – net of current portion	3,489		3,099
Total	3,851		3,067
Current Financial Assets
Current portion of derivative financial assets			93
Current portion of debt instruments at amortized cost			207
Current portion of other financial assets	206		7,064
Total assets	56,653		59,188
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion (Note 21)	217,288		241,075
Derivative financial liabilities – net of current portion (Note 28)	190		100
Total	203,459		244,568
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	32,292		11,482
Current portion of derivative financial liabilities (Note 28)	960		115
Total liabilities	474,664		461,012
Foreign currency denominated monetary financial assets [Member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion	81	$ 1	48	$ 1
Other financial assets – net of current portion	1		19
Total	82	1	67	1
Current Financial Assets
Cash and cash equivalents	16,002	287	7,466	146
Short-term investments	254	5	254	5
Trade and other receivables – net	7,385	132	7,218	142
Current portion of derivative financial assets			93	2
Current portion of debt instruments at amortized cost			207	4
Current portion of other financial assets	12
Total current financial assets	23,653	424	15,238	299
Total assets	23,735	425	15,305	300
Noncurrent Financial Liabilities
Interest-bearing financial liabilities - net of current portion (Note 21)	40,153	719	38,648	758
Derivative financial liabilities – net of current portion (Note 28)	190	3	100	2
Other noncurrent liabilities	27		23
Total	40,370	723	38,771	760
Current Financial Liabilities
Accounts payable	74,720	1,339	58,599	1,150
Accrued expenses and other current liabilities	12,184	218	12,164	239
Current portion of interest-bearing financial liabilities	2,165	39	2,252	44
Current portion of derivative financial liabilities (Note 28)	960	17	115	2
Total current financial liabilities	90,029	1,613	73,130	1,435
Total liabilities	₱ 130,399	$ 2,336	₱ 111,901	$ 2,195